Fees Summary	Aug. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 71,003,545.20
Previously Paid Amount	0.00
Total Fee Amount	10,870.64
Total Offset Amount	0.00
Net Fee	$ 10,870.64